DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Total Current assets	$ 2,851,711	$ 9,785,971
Prepaid assets	1,896,109	3,307,502
Total assets	7,728,826	36,340,209
Total Current liabilities	2,560,381	20,953,078
Total	0	1,514,060
Total liabilities	2,560,381	22,467,138
Discontinued Operations [Member]
Consideration	11,664,348
Cash and cash equivalents	408,514	1,306,125
Accounts receivable, net	4,261,311	1,706,279
Prepaid expenses and other current assets	14,826,400	1,081,684
Total Current assets		4,429,107
Inventories		335,019
Property, plant and equipment, net	9,459,361	8,456,802
Intangible assets, net	6,763,523	7,577,922
Goodwill	1,228,137	1,271,745
Prepaid assets		2,181,678
Other assets	351,336
Total non current assets		19,488,147
Total assets		23,917,254
Accounts payable	(16,631,066)	(13,462,008)
Other payables and accrued liabilities	(11,761,673)	(4,383,324)
Income tax payable		134,373
Total Current liabilities		20,220,781
Short-term bank borrowings	(2,164,228)	(2,241,076)
Deferred tax liability	(1,330,977)	(1,514,060)
Total		1,514,060
Net assets of discontinued operations	(5,410,638)
Non-controlling interest of discontinued operations	(1,273,408)
Less: net assets of discontinued business contributable to the Company	4,137,230
Foreign exchange gain	20,310
Total liabilities		$ 21,734,841
Gain on disposal of discontinued business	$ 7,547,428